CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Mar. 31, 2015
CURRENT ASSETS
Cash	$ 2,123,737	$ 855,596
Accounts receivable	199,471	193,341
Deferred financing costs	27,641	82,324
Prepaid expenses and other current assets	53,294	73,135
TOTAL CURRENT ASSETS	2,404,143	1,204,396
Property and equipment, net	36,038	56,091
Patents, net	94,161	103,325
Other assets	22,415	16,776
TOTAL ASSETS	2,556,757	1,380,588
CURRENT LIABILITIES
Accounts payable	244,804	342,133
Due to related parties	145,112	146,112
Other current liabilities	136,695	85,731
TOTAL CURRENT LIABILITIES	526,611	573,976
Convertible notes payable, noncurrent portion	527,780	155,229
TOTAL LIABILITIES	1,054,391	729,205
COMMITMENTS AND CONTINGENCIES (Note 12)
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 30,000,000 and 10,000,000 shares authorized at March 31, 2016 and 2015, respectively; 7,622,393 and 6,657,046 issued and outstanding at March 31, 2016 and 2015, respectively	7,621	6,657
Additional paid-in capital	88,047,142	82,238,507
Accumulated deficit	(86,502,043)	(81,629,714)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' EQUITY BEFORE NONCONTROLLING INTERESTS	1,552,720	615,450
NONCONTROLLING INTERESTS	(50,354)	35,933
TOTAL STOCKHOLDERS' EQUITY	1,502,366	651,383
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,556,757	$ 1,380,588